Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,484,658,917	$ 130,385,643	$ 46,497,526	$ 31,691,895	$ 2,693,233,981
Peru | National Superintendence of Customs and Tax Administration
Total	862,277,305	114,908,973			977,186,278
Peru | Agency of Environmental Evaluation and Auditing
Total	3,763,080				3,763,080
Peru | Supervisory Agency of Investment in Energy and Mining
Total	5,813,502				5,813,502
Peru | Ministry of Environment
Total			4,722,533		4,722,533
Peru | Ministry of Transport and Communications
Total			228,735		228,735
Peru | Social responsibility agreements with Regional and Local Governments
Total				12,516,455	12,516,455
Peru | Ministry of Energy and Mines
Total			40,397,460		40,397,460
Peru | Local government
Total	674,307				674,307
Mexico | Tax Administration Services - Government Agency
Total	1,612,128,598			3,028,700	1,615,157,298
Mexico | Mexican Geological Service - Government Agency
Total		$ 15,476,670			15,476,670
Mexico | Donations and contributions to local communities
Total				$ 16,146,740	16,146,740
Ecuador | Central government/Ecuador
Total	$ 2,125		9,984		12,109
Chile | Central government/Chile
Total			1,093,933		1,093,933
Argentina | Central government/Argentina
Total			$ 44,881		$ 44,881